Commitment and Contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Restructuring costs	$ 0	$ 0	$ 0	$ 0	$ 5	$ 12	$ 20
Minimum
Product Warranty Liability [Line Items]
Product warranty term			1 year		1 year
Maximum
Product Warranty Liability [Line Items]
Product warranty term			3 years		3 years